Recently Issued Accounting Pronouncements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Recently Issued Accounting Pronouncements [Abstract]
Recently Issued Accounting Pronouncements

Note 2—Recent Accounting Pronouncements

Effective January 1, 2011, we adopted revised guidance regarding goodwill impairment testing for reporting units with zero or negative carrying amounts. The new guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. As of our 2011 preliminary annual assessment of goodwill and other non-amortizing intangible assets for impairment, we did not have any reporting units with zero or negative carrying amounts.

Effective January 1, 2011, we adopted new guidance for accounting for accruals for casino jackpot liabilities. The new guidance clarifies that an entity should not accrue jackpot liabilities (or portions thereof) before a jackpot is won if the entity can avoid paying that jackpot. Instead, jackpots should be accrued and charged to revenue when an entity has the obligation to pay the jackpot. This guidance applies to both base and progressive jackpots. Upon adoption, we recorded a decrease to our accrual in the amount of $16.7 million ($10.7 million net of tax) with a corresponding cumulative effect adjustment to Accumulated Deficit.

In April 2011, the Financial Accounting Standards Board ("FASB") issued guidance related to a creditor's determination of whether a restructuring is a troubled debt restructuring. The guidance clarifies how to identify restructurings of receivables that constitute troubled debt restructurings for a creditor. This new guidance became effective for us July 1, 2011. This new guidance did not have a material effect on our consolidated financial position, results of operations or cash flows.

In May 2011, the FASB issued updated guidance related to fair value measurement and disclosure requirements. The changes result in common fair value measurement and disclosure requirements between U.S. generally accepted accounting principles ("GAAP") and International Financial Reporting Standards and change the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The changes will be effective for us January 1, 2012. We are currently assessing what impact, if any, this new guidance will have on our consolidated financial position, results of operations and cash flows.

In June 2011, the FASB issued new guidance for the presentation of comprehensive income. The new guidance requires that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The new requirements will be effective for us January 1, 2012. As this is a presentation and disclosure requirement, there will be no impact on our consolidated financial position, results of operations or cash flows upon adoption.

In September 2011, the FASB issued updated guidance related to disclosures around employer's participation in multi-employer benefit plans. The updated guidance increases the quantitative and qualitative disclosures an employer will be required to provide about its participation in significant multi-employer plans that offer pension or other postretirement benefits. The new guidance will be effective for our 2011 Annual Report on Form 10-K. As this relates only to disclosure requirements, there will be no impact on our consolidated financial position, results of operations or cash flows upon adoption.

In September 2011, the FASB issued updated guidance related to goodwill impairment testing. The updated guidance allows an entity to perform a qualitative assessment on goodwill to determine whether it is more likely than not (defined as having a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The new guidance will be effective for us January 1, 2012.

Note 2—Recently Issued Accounting Pronouncements

On July 1, 2009 the Financial Accounting Standards Board ("FASB") launched the Accounting Standards Codification (the "ASC"), a structural overhaul to U.S. GAAP that changes from a standards-based model (with thousands of individual standards) to a topical based model. For final consensuses that have been ratified by the FASB, the ASC is updated with an Accounting Standards Update ("ASU"), which is assigned a number that corresponds to the year and that ASUs spot in the progression (e.g., 2010—1 was be the first ASU issued in 2010). ASUs replace accounting changes that historically were issued as Statement of Financial Accounting Standards ("SFAS"), FASB Interpretations ("FIN,") FASB Staff Positions ("FSPs,") or other types of FASB Standards.

The following are accounting standards adopted or issued during 2010 that could have an impact on our Company.

In December 2010, the FASB issued ASU 2010-29, "Disclosure of Supplementary Pro Forma Information for Business Combinations," (ASC Topic 805, "Business Combinations"). The amendments in this update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments in this update are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. We have elected not to adopt early application. We do not expect that the adoption of the update will have a significant impact on our consolidated financial position, results of operations, or cash flows.

In December 2010, the FASB issued ASU 2010-28, "When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts," (ASC Topic 350, "Intangibles-Goodwill and Other"). The amendment in this update modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. We are currently assessing what impact the adoption of the update will have on our consolidated financial position, results of operations and cash flows. As of our 2010 annual assessment of goodwill and other non-amortizing intangible assets for impairment, we did not have any reporting units with zero or negative carrying amounts.

In September 2010, the FASB ratified the final consensus of Emerging Issues Task Force ("EITF") Issue 10-C (ASU 2010-25, "Plan Accounting—Defined Contribution Pension Plans (Topic 962): Reporting Loans to Participants by Defined Contribution Pension Plans (a consensus of the FASB Emerging Issues Task Force)"). The Task Force concluded that participant loans should be classified as notes receivables and measured at the unpaid principal balance plus any accrued unpaid interest. The update also excludes participant loans from the credit quality disclosure requirements in ASU 2010-20, "Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses." The update is effective for fiscal years ending after December 15, 2010, and should be applied retrospectively to all prior periods presented. We are currently assessing what impact the adoption of the update will have on our consolidated financial position, results of operations and cash flows.

On July 21, 2010, the Financial Accounting Standard Board ("FASB") issued Accounting Standards Updates ("ASU") 2010-20, "Disclosures About the Credit Quality of Financing receivables and the Allowance for Credit Losses," (ASC Topic 310, "Receivables"). The amendments in the update require more robust and disaggregated disclosures about the credit quality of an entity's financing receivables and its allowance for credit losses. The objective of enhancing these disclosures is to improve financial statement users' understanding of the nature of an entity's credit risk associated with its financing receivables and the entity's assessment of that risk in estimating its allowance for credit losses as well as changes in the allowance and the reasons for those changes. The amendments in the update are effective for the first interim or annual reporting period ending on or after December 15, 2010. Because ASU No. 2010-20 applies primarily to financial statement disclosures, it did not have a material impact on our consolidated financial position, results of operations and cash flows.

In April 2010, the FASB issued ASU 2010-16, "Accruals for Casino Jackpot Liabilities," (ASC Topic 924, "Entertainment—Casinos"). The amendments in this update clarify that an entity should not accrue jackpot liabilities (or portions thereof) before a jackpot is won if the entity can avoid paying that jackpot. Instead, jackpots should be accrued and charged to revenue when an entity has the obligation to pay the jackpot. This update applies to both base and progressive jackpots. The amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. We have elected not to adopt early application. Upon adoption of this standard on January 1, 2011, we reduced our recorded accruals with a corresponding cumulative effect adjustment to Retained Earnings of approximately $19.2 million.

We adopted the provisions of ASU No. 2010-06, "Improving Disclosures About Fair Value Measurements," on February 1, 2010. This update adds new requirements for disclosure about transfers into and out of Level 1 and Level 2 measurements, and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. The ASU also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Further, the ASU amends guidance on employers' disclosures about postretirement benefit plan assets under ASC 715, "Compensation—Retirement Benefits," to require that disclosures be provided by classes of assets instead of by major categories of assets. Because ASU No. 2010-06 applies only to financial statement disclosures, it did not have a material impact on our consolidated financial position, results of operations and cash flows.

In June 2009, the FASB issued ASU 2009-17 (ASC Topic 810), "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities," which was effective as of January 1, 2010. The new standard amends existing consolidation guidance for variable interest entities and requires a company to perform a qualitative analysis when determining whether it must consolidate a variable interest entity. This analysis identifies the primary beneficiary of a variable interest entity as the company that has both the power to direct the activities of a variable interest entity that most significantly impact the entity's economic performance and either the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the variable interest entity. As a result of the adoption of ASU 2009-17, we have two joint ventures which were consolidated within our financial statements for all periods prior to December 31, 2009, and are no longer consolidated beginning in January 2010.

Selected financial information for 2009 related to the two joint ventures that were deconsolidated is as follows:

(In millions)	Quarter Ended December 31, 2009	Year Ended December 31, 2009
Net revenues	$8.4	$40.3
(Loss)/income from operations	(0.2)	1.7